Supplementary Financial Statements Information (Convertible Notes) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Principle	$ 200,000	$ 200,000
Unamortized issuance costs	3,716	4,263
Net carrying amount	$ 196,284	$ 195,737